Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,982,000
Previously Paid Amount	0
Total Fee Amount	1,379
Total Offset Amount	0
Net Fee	$ 1,379